LEASE (Schedule of Components of Lease Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease cost:
Fixed cost and variable payments	$ 27,124	$ 21,104
Short-term lease cost	1,619	1,854
Lease, Cost, Total	$ 28,743	$ 22,958